FINANCIAL INSTRUMENTS - Fair Value Measurement of Derivative Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges, assets	$ 0.1	$ 1.6
Total derivatives not designated as hedges, assets	3.8	2.0
Total derivative instruments (Note 19 and Note 25), assets	3.9	3.6
Total derivatives designated as hedges, liabilities	1.8	5.9
Total derivatives not designated as hedges, liabilities	0.0	0.6
Total derivative instruments (Note 19 and Note 25), liabilities	1.8	6.5
Total derivatives designated as hedges, assets	0.1	1.6
Currency risk
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges, assets	0.1	1.6
Total derivatives designated as hedges, liabilities	1.8	5.9
Total derivatives designated as hedges, assets	0.1	1.6
Commodity price risk
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	0.0	2.0
Total derivatives not designated as hedges, liabilities	0.0	0.0
Other price risk | DSU contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	3.8	0.0
DSU contracts | Other price risk
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	(3.8)
Total derivatives not designated as hedges, liabilities	$ 0.0	$ 0.6